Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Successor [Member]
Commitments and Contingencies

14. COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments

The Company was committed to incur capital expenditures of $22.1 and $25.9 million at December 31, 2019 and 2018, respectively. Commitments outstanding as of December 31, 2019 are expected to be settled during 2020.

Capital lease commitments

The Company leases certain hydraulic fracturing equipment under one capital lease that expires in 2021. The lease has a term of 24 months and the imputed interest rate for the lease is 6.5% per annum. The total remaining principal balance outstanding on this lease is $33.7 million as of December 31, 2019 with $20.5 million classified as a short-term obligation within Other current liabilities account and $13.1 million classified as a long-term obligation within Other liabilities account. Total interest expense incurred on this lease was $0.6 million for the year ended December 31, 2019. Depreciation of assets held under this capital lease is included within depreciation expense. See Note 8, Property, Plant, and Equipment, for further details.

Future minimum lease commitments under non-cancellable capital leases with initial or remaining terms of one year or more at December 31, 2019, are payable as follows (in thousands):

	Future Minimum Lease Payments	Future Interest Payments	Total Payments
2020	$22,930	$1,070	$24,000
2021	10,743	1,257	12,000
2022	-	-	-
2023	-	-	-
2024	-	-	-
2025	-	-	-
Thereafter	-	-	-
Total	$33,673	$2,327	$36,000

Operating lease commitments

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at December 31, 2019, are payable as follows (in thousands):

2020	$23,201
2021	18,560
2022	2,780
2023	2,291
2024	2,292
2025	2,296
Thereafter	1,629
Total	$53,049

The Company recorded rental expense of $114.9 million, $57.8 million, $19.5 million, and $36.9 million during the 2019 Successor Period, 2018 Successor Period, 2018 Predecessor Period, and 2017 Predecessor Period, respectively, in the consolidated statement of operations.

Other commitments

The Company purchased property, plant, and equipment using seller-provided installment financing during the fourth quarter of 2019. The amounts due to the vendor include $3.0 million presented in Other current liabilities and $3.0 million in Other liabilities as of December 31, 2019.

The Company has outstanding letters of credit amounting to $21.2 million and $10.3 million as of December 31, 2019 and 2018, respectively.

In the normal course of business with customers, vendors and others, we have entered into off-balance sheet arrangements, such as surety bonds for performance, and other bank issued guarantees, including cash margin guarantees, which totaled $99.1 million and $41.4 million as of December 31, 2019 and 2018, respectively. We have also entered into cash margin guarantees totaling $5.8 million at December 31, 2019. A liability is accrued when a loss is both probable and can be reasonably estimated. None of the off-balance sheet arrangements either has, or is likely to have, a material effect on the Company’s consolidated financial statements.

As of December 31, 2019, and 2018, the Company had a liability of $6.7 million and $6.7 million, respectively, on the consolidated balance sheet included in the line item “Other liabilities” reflecting various liabilities associated with the 2014 acquisition of NPS Bahrain.

Registration rights

The Company is a party to various registration rights agreements with holders of its securities. These registration rights agreements provide certain holders with demand and “piggyback” registration rights, and holders have other rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights are subject to various limitations. The Company generally bears the expenses incurred in connection with the filing of any such registration statements. On July 16, 2018, the Company filed a registration statement on Form F-3 pursuant to certain registration rights agreements, which was declared effective on August 22, 2018. On February 22, 2019, the Company filed another registration statement on Form F-3 pursuant to certain registration rights agreements, which was declared effective on March 4, 2019.

Legal proceedings

The Company is involved in certain legal proceedings which arise in the ordinary course of business and the outcomes of which are currently subject to uncertainties and therefore the probability of a loss, if any, being sustained and an estimate of the amount of any loss are difficult to ascertain. Consequently, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of these disputes. The Company is contesting these claims/disputes and the Company’s management currently believes that provision against these potential claims is not required as the ultimate outcome of these disputes would not have a material impact on the Company’s business, financial condition or results of operations.